Consolidated Statements of Earnings - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statements of Earnings [Abstract]
Net Sales	$ 261,921	$ 200,134	$ 723,771	$ 596,826	$ 808,572	$ 811,799	$ 821,983
Cost of Sales	157,317	114,839	434,877	338,740	456,977	462,739	469,556
Gross Profit	104,604	85,295	288,894	258,086	351,595	349,060	352,427
Operating Expense:
Research and Development Expense	7,907	8,418	24,239	24,712	34,738	32,415	29,432
Selling and Administrative Expense	85,651	60,623	247,067	187,315	248,210	252,270	250,898
Impairment of Long-Lived Assets					0	11,199	0
Loss on Sale of Business	0	0	0	(149)	(149)	0	0
Total Operating Expense	93,558	69,041	271,306	212,176	283,097	295,884	280,330
Profit from Operations	11,046	16,254	17,588	45,910	68,498	53,176	72,097
Other Income (Expense):
Interest Income	698	107	1,575	188	330	172	302
Interest Expense	(6,093)	(329)	(18,720)	(919)	(1,279)	(1,313)	(1,722)
Net Foreign Currency Transaction Losses	(842)	(149)	(2,375)	175	(392)	(954)	(690)
Other Expense, Net	(482)	(10)	(700)	(360)	(666)	(657)	(449)
Total Other Expense, Net	(6,719)	(381)	(20,220)	(916)	(2,007)	(2,752)	(2,559)
Profit Before Income Taxes	4,327	15,873	(2,632)	44,994	66,491	50,424	69,538
Income Tax Expense	731	4,396	385	13,750	19,877	18,336	18,887
Net Earnings (Loss) Attributable to Tennant Company	$ 3,559	$ 11,477	$ (2,989)	$ 31,244	$ 46,614	$ 32,088	$ 50,651
Net Earnings per Share:
Basic	$ 0.20	$ 0.66	$ (0.17)	$ 1.78	$ 2.66	$ 1.78	$ 2.78
Diluted	$ 0.20	$ 0.64	$ (0.17)	$ 1.74	$ 2.59	$ 1.74	$ 2.70
Weighted Average Shares Outstanding:
Basic	17,729,857	17,498,808	17,673,656	17,516,941	17,523,267	18,015,151	18,217,384
Diluted	18,171,444	17,973,206	17,673,656	17,955,499	17,976,183	18,493,447	18,740,858
Cash Dividends Declared per Common Share	$ 0.21	$ 0.20	$ 0.63	$ 0.60	$ 0.81	$ 0.80	$ 0.78